Prepaid expenses and accrued income	12 Months Ended
Dec. 31, 2019
Prepaid expenses and accrued income [Abstract]
Prepaid expenses and accrued income
7.	Prepaid expenses and accrued income

	As of December 31,
in CHF thousands	2019	2018
Prepaid expenses	2,788	2,364
Accrued income	1,095	3,667
Total	3,883	6,031

The prepaid expenses relate mainly to research contracts with down-payments at contract signature and the related activities will start or continue into 2020.

Accrued income consists of CHF 1.1 million as of December 31, 2019 associated with our Janssen collaboration (see Note 12 “Revenues”). This amount represents 100% of our total accrued income as of December 31, 2019.